Discontinued Operations - Balance Sheet Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 120,861	$ 57,762	$ 34,651
Total current assets of discontinued operations	179,689	116,727
Long-term assets of discontinued operations	538,931	553,657
Total current liabilities of discontinued operations	172,670	162,301
Long-term liabilities of discontinued operations	7,708	11,378
GoTo Business Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	120,861	57,762
Accounts receivable, net	44,734	45,850
Prepaid expenses and other current assets	14,094	13,115
Total current assets of discontinued operations	179,689	116,727
Property and equipment, net	81,866	91,715
Goodwill	380,917	377,101
Other intangible assets, net	54,312	73,081
Deferred tax assets, net	18,496	8,002
Other assets	3,340	3,758
Long-term assets of discontinued operations	538,931	553,657
Total major classes of assets of discontinued operations	718,620	670,384
Accounts payable	11,333	15,959
Accrued expenses and other current liabilities	46,088	36,131
Current portion of deferred revenues	115,249	110,211
Total current liabilities of discontinued operations	172,670	162,301
Long-term portion of deferred revenues	4,224	7,204
Other liabilities	3,484	4,174
Long-term liabilities of discontinued operations	7,708	11,378
Total major classes of liabilities of discontinued operations	$ 180,378	$ 173,679